Shareholders' Equity and Net Income Per Common Share (Tables)	12 Months Ended
Dec. 31, 2024
Stockholders' Equity Note [Abstract]
Reconciliation of Basic and Diluted Net Income Per Common Share
A reconciliation of basic and diluted net income per common share for the years ended December 31 follows:

	2024	2023	2022
	(In thousands, except per share amounts)
Net income	$66,790	$59,067	$63,351

Weighted average shares outstanding (1)	20,892	20,976	21,096
Stock units for deferred compensation plan for non-employee directors	180	160	137
Performance share units	31	23	25
Effect of stock options	3	11	38
Weighted average shares outstanding for calculation of diluted earnings per share	21,106	21,170	21,296

Net income per common share
Basic (1)	$3.20	$2.82	$3.00
Diluted	$3.16	$2.79	$2.97
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(1)	Basic net income per common share includes weighted average common shares outstanding during the period and participating share awards.